Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating expenses
Research and Development Expense (Income)	$ 3,182	$ 1,096	$ 5,608	$ 8,094
General and administrative	1,880	457	4,121	2,359
Total operating expenses	5,062	1,553	9,729	10,453
Loss from operations	(5,062)	(1,553)	(9,729)	(10,453)
Other income
Other income	167	71	231	657
Net loss	$ (6,775)	$ (2,832)	$ (13,483)	$ (1,848)
Net loss per share
Basic (in dollars per share)	$ (1.22)	$ (0.53)	$ (2.46)	$ (0.42)
Weighted average number of common shares outstanding
Basic (in shares)	5,720,009	5,720,009	5,720,009	5,720,009
Pieris Pharmaceuticals, Inc. [Member]
Revenue
Customer revenue	$ 0	$ 15,569	$ 6	$ 37,665
Collaboration revenue	0	3,951	47	3,846
Total revenue	0	19,520	53	41,511
Operating expenses
Research and Development Expense (Income)	(446)	9,595	1,523	37,347
General and administrative	3,581	6,839	11,145	14,526
Asset impairment	0	14,893	0	14,893
Total operating expenses	3,135	31,327	12,668	66,766
Loss from operations	(3,135)	(11,807)	(12,615)	(25,255)
Other income
Interest income	169	549	610	1,396
Grant income	0	0	0	3,612
Other income	79	506	636	288
Net loss	(2,887)	(10,752)	(11,369)	(19,959)
Other comprehensive income loss:
Foreign currency translation	120	(204)	(343)	(159)
Unrealized gain (loss) on available-for-sale securities	0	2	(1)	74
Comprehensive loss	$ (2,767)	$ (10,954)	$ (11,713)	$ (20,044)
Net loss per share
Basic (in dollars per share)	$ (2.19)	$ (8.7)	$ (8.84)	$ (18.33)
Diluted (in dollars per share)	$ (2.19)	$ (8.7)	$ (8.84)	$ (18.33)
Weighted average number of common shares outstanding
Basic (in shares)	1,320,000	1,236,000	1,285,000	1,089,000
Diluted (in shares)	1,320,000	1,236,000	1,285,000	1,089,000